Summary of Significant Accounting Policies (Details) - Schedule of weighted average number of non-redeemable - Spartacus Acquisition Corp [Member]	12 Months Ended
Dec. 31, 2020 USD ($) $ / shares shares
Numerator: Net income allocable to Class A common stock subject to possible redemption
Amortized Interest income on marketable securities held in trust	$ 24,142
Less: interest available to be withdrawn for payment of taxes	(24,142)
Net income allocable to Class A common stock subject to possible redemption
Denominator: Weighted-Average Redeemable Class A common stock
Redeemable Class A Common Stock, Basic and Diluted	$ 8,663,166
Basic and Diluted net income per share, Redeemable Class A Common Stock (in Dollars per share) | $ / shares	$ 0
Numerator: Net Income minus Redeemable Net Earnings
Net Loss	$ (3,733,764)
Redeemable Net Earnings (in Shares) | shares
Non-Redeemable Net Loss	$ (3,733,764)
Denominator: Weighted-Average Non-Redeemable Common Stock
Basic and diluted weighted-average shares outstanding, common stock (in Shares) | shares	6,546,624
Basic and diluted net loss per share, common stock (in Dollars per share) | $ / shares	$ (0.57)